Loss Per Share Attributable To Ordinary Equity Holders of The Parent (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Feb. 28, 2026
Loss Per Share Attributable to Ordinary Equity Holders of the Parent [Line Items]
Weighted average common shares outstanding, basic	95,923,415	95,776,708	43,342,068
Share Options [Member]
Loss Per Share Attributable to Ordinary Equity Holders of the Parent [Line Items]
Dilutive shares			3,869,554
Restricted Shares [Member]
Loss Per Share Attributable to Ordinary Equity Holders of the Parent [Line Items]
Dilutive shares	4,458,500	920,000
Ordinary Shares [Member]
Loss Per Share Attributable to Ordinary Equity Holders of the Parent [Line Items]
Shares issued	96,052,571	95,847,071	95,700,805
Subsequent Events [Member]
Loss Per Share Attributable to Ordinary Equity Holders of the Parent [Line Items]
Shares issued				39,230,769
Subsequent Events [Member] | Ordinary Shares [Member]
Loss Per Share Attributable to Ordinary Equity Holders of the Parent [Line Items]
Shares issued				39,230,769